Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Product sales			$ 194,481	$ 13,511
OPERATING EXPENSES
Research and development	25,487	9,786	125,664	31,965
Professional fees	168,737	87,060	403,164	186,027
Selling, general and administrative expenses	63,738	56,131	242,231	231,214
Impairment expense				14,320
Total operating expenses	257,962	152,977	771,059	463,526
Net loss from operations	(257,962)	(152,977)	(576,578)	(450,015)
Other income (expense)
Interest expense	(4,858)	(3,142)	(35,383)	(10,646)
Interest expense related to derivative liability	(52,989)	(5,006)	(16,866)
Change in derivative	812		186
Net loss before income taxes	(314,997)	(161,125)	(628,641)	(460,661)
Income taxes
Net loss	$ (314,997)	$ (161,125)	$ (628,641)	$ (460,661)
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average number of shares outstanding	45,345,349	17,366,065	29,743,242	16,950,902